Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Income Loss From Continuing Operations Before Income Taxes Domestic				$ 3,658,000,000	$ 2,595,000,000	$ 3,168,000,000
Income Loss From Continuing Operations Before Income Taxes Foreign				4,654,000,000	4,316,000,000	4,182,000,000
Income from continuing operations before income taxes				8,312,000,000	6,911,000,000	7,350,000,000
Undistributed Earnings of Foreign Subsidiaries	25,000,000,000			25,000,000,000
Current Federal Tax Expense Benefit				616,000,000	403,000,000	382,000,000
Current State And Local Tax Expense Benefit				55,000,000	9,000,000	96,000,000
Current Foreign Tax Expense Benefit				1,325,000,000	1,179,000,000	1,322,000,000
Current Income Tax Expense Benefit				1,996,000,000	1,591,000,000	1,800,000,000
Deferred Federal Income Tax Expense Benefit				262,000,000	335,000,000	526,000,000
Deferred State And Local Income Tax Expense Benefit				36,000,000	111,000,000	26,000,000
Deferred Foreign Income Tax Expense Benefit				(56,000,000)	(326,000,000)	(218,000,000)
Deferred income tax provision				242,000,000	120,000,000	334,000,000
Income tax expense				2,238,000,000	1,711,000,000	2,134,000,000
Other Tax Expense Benefit				(1,661,000,000)	297,000,000	864,000,000
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate				35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation Foreign Income Tax Rate Differential				(5.80%)	(6.40%)	(4.40%)
Effective Income Tax Rate Reconciliation Tax Settlements				(0.40%)	(3.40%)	(0.90%)
Effective Income Tax Rate Reconciliation Other Adjustments				(1.90%)	(0.40%)	(0.70%)
Effective Income Tax Rate Continuing Operations				26.90%	24.80%	29.00%
Tax Adjustments Settlements And Unusual Provisions				35,000,000	203,000,000	63,000,000
Other Information Pertaining To Income Taxes, Monetary				95,000,000.00	34,000,000.00
Valuation Allowances and Reserves, Adjustments					225,000,000
Income Tax Credits and Adjustments				24,000,000		17,000,000
Tax Settlement Interest Gain (Loss)			34,000,000
Tax Settlement Interest Gain (Loss) Cash			10,000,000
Tax Settlement Interest Gain (Loss) Noncash		2,000,000	24,000,000	12,000,000
Tax Settlement Gain (Loss) Noncash	$ 25,000,000	$ 24,000,000